STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Increase (Decrease) in Members' Capital
Members' Capital		$ 114,938,294
Members' Units		113,650,916
Net Income (Loss)		$ 2,918,901		$ (8,652,706)		$ (15,751,696)
Members' Capital		$ 71,740,186		$ 114,938,294
Members' Units		68,166,663		113,650,916
Class A
Increase (Decrease) in Members' Capital
Members' Capital		$ 16,866,886		$ 25,487,679		$ 31,855,022
Members' Units		16,241,456		22,965,118		26,447,606
Subscriptions	[1]					$ 587,905
Subscriptions (in Units)	[2]					474,649
Redemptions		$ (7,000,458)	[3]	$ (7,377,434)	[4]	$ (4,696,867)	[1]
Redemptions (in Units)		(6,735,074)	[5]	(6,723,662)	[6]	(3,957,137)	[2]
Net Income (Loss)		$ 489,807		$ (1,243,359)		$ (2,258,381)
Members' Capital		$ 10,356,235		$ 16,866,886		$ 25,487,679
Members' Units		9,506,382		16,241,456		22,965,118
Class C
Increase (Decrease) in Members' Capital
Members' Capital		$ 64,874,067		$ 104,115,262		$ 153,204,368
Members' Units		65,856,570		97,914,221		131,433,730
Subscriptions	[1]					$ 858,000
Subscriptions (in Units)	[2]					706,472
Redemptions		$ (27,936,608)	[3]	$ (33,653,036)	[4]	$ (38,777,389)	[1]
Redemptions (in Units)		(28,670,322)	[5]	(32,057,651)	[6]	(34,225,981)	[2]
Net Income (Loss)		$ 1,106,338		$ (5,588,159)		$ (11,169,717)
Members' Capital		$ 38,043,797		$ 64,874,067		$ 104,115,262
Members' Units		37,186,248		65,856,570		97,914,221
Class D
Increase (Decrease) in Members' Capital
Members' Capital		$ 3,981,497		$ 4,166,825		$ 4,940,417
Members' Units		2,966,509		2,949,004		3,270,753
Subscriptions	[7]			$ 1,237,616
Subscriptions (in Units)	[8]			893,199
Redemptions		$ (2,971,932)	[3]	$ (1,237,617)	[4]	$ (465,189)	[1]
Redemptions (in Units)		(2,192,525)	[5]	(875,694)	[6]	(321,749)	[2]
Net Income (Loss)		$ 96,605		$ (185,327)		$ (308,403)
Members' Capital		$ 1,106,170		$ 3,981,497		$ 4,166,825
Members' Units		773,984		2,966,509		2,949,004
Class I
Increase (Decrease) in Members' Capital
Members' Capital		$ 13,714,872		$ 16,298,259		$ 20,196,513
Members' Units		12,172,207		13,589,522		15,579,536
Subscriptions	[1]					$ 234,625
Subscriptions (in Units)	[2]					170,060
Redemptions		$ (4,599,897)	[3]	$ (1,728,455)	[4]	$ (2,733,249)	[1]
Redemptions (in Units)		(4,037,734)	[5]	(1,417,315)	[6]	(2,160,074)	[2]
Net Income (Loss)		$ 538,018		$ (854,932)		$ (1,399,630)
Members' Capital		$ 9,652,993		$ 13,714,872		$ 16,298,259
Members' Units		8,134,473		12,172,207		13,589,522
Class M
Increase (Decrease) in Members' Capital
Members' Capital		$ 4,726,041		$ 7,957,252		$ 9,304,391
Members' Units		4,766,784		7,623,525		8,338,628
Subscriptions	[1]					$ 145,000
Subscriptions (in Units)	[2]					123,985
Redemptions		$ (1,542,194)	[3]	$ (3,026,560)	[4]	$ (903,348)	[1]
Redemptions (in Units)		(1,558,319)	[5]	(2,856,741)	[6]	(839,088)	[2]
Net Income (Loss)		$ 203,502		$ (204,651)		$ (588,791)
Members' Capital		$ 3,387,349		$ 4,726,041		$ 7,957,252
Members' Units		3,208,465		4,766,784		7,623,525
Class AA
Increase (Decrease) in Members' Capital
Members' Capital	[9]	$ 5,558,184		$ 1,170,463
Members' Units	[9]	6,086,052		1,187,288
Subscriptions	[9]	$ 52,000	[3]	$ 5,227,420	[7]	$ 1,199,000	[1]
Subscriptions (in Units)	[9]	57,527	[5]	5,287,677	[8]	1,187,288	[2]
Redemptions	[9]	$ (4,962,329)	[3]	$ (364,918)	[4]
Redemptions (in Units)	[9]	(5,378,373)	[5]	(388,913)	[6]
Net Income (Loss)	[9]	$ 77,815		$ (474,781)		$ (28,537)
Members' Capital	[9]	$ 725,670		$ 5,558,184		$ 1,170,463
Members' Units	[9]	765,206		6,086,052		1,187,288
Class II
Increase (Decrease) in Members' Capital
Members' Capital	[10]	$ 5,190,493		$ 1,585,992
Members' Units	[10]	5,532,507		1,584,229
Subscriptions	[10]	$ 4,673,872	[3]	$ 3,835,000	[7]	$ 1,584,229	[1]
Subscriptions (in Units)	[10]	4,912,626	[5]	4,074,667	[8]	1,584,229	[2]
Redemptions	[10]	$ (1,829,463)	[3]	$ (132,064)	[4]
Redemptions (in Units)	[10]	(1,882,059)	[5]	(126,389)	[6]
Net Income (Loss)	[10]	$ 405,280		$ (98,435)		$ 1,763
Members' Capital	[10]	$ 8,440,182		$ 5,190,493		$ 1,585,992
Members' Units	[10]	8,563,074		5,532,507		1,584,229
Class MM
Increase (Decrease) in Members' Capital
Members' Capital	[11]	$ 26,254
Members' Units	[11]	28,831
Subscriptions	[7],[11]			$ 43,831
Subscriptions (in Units)	[8],[11]			43,497
Redemptions	[4],[11]			$ (14,515)
Redemptions (in Units)	[6],[11]			(14,666)
Net Income (Loss)	[11]	$ 1,536		$ (3,062)
Members' Capital	[11]	$ 27,790		$ 26,254
Members' Units	[11]	28,831		28,831
Total Members' Capital
Increase (Decrease) in Members' Capital
Members' Capital		$ 114,938,294		$ 160,781,732		$ 219,500,711
Members' Units		113,650,916		147,812,907		185,070,253
Subscriptions		$ 4,725,872	[3]	$ 10,343,867	[7]	$ 4,608,759	[1]
Subscriptions (in Units)		4,970,153	[5]	10,299,040	[8]	4,246,683	[2]
Redemptions		$ (50,842,881)	[3]	$ (47,534,599)	[4]	$ (47,576,042)	[1]
Redemptions (in Units)		(50,454,406)	[5]	(44,461,031)	[6]	(41,504,029)	[2]
Net Income (Loss)		$ 2,918,901		$ (8,652,706)		$ (15,751,696)
Members' Capital		$ 71,740,186		$ 114,938,294		$ 160,781,732
Members' Units		68,166,663		113,650,916		147,812,907

[1]	Includes transfers out of $442,867 and $1,141,362 of Class A and Class C, respectively, into Class II of $1,584,229.
[2]	Includes transfers out of 399,447 units and 1,073,617 units of Class A and Class C, respectively, into Class II.
[3]	Includes transfers in to Class II, from Class AA, of $4,673,872 on March 20, 2017.
[4]	Includes transfers out of Class A, to Class AA, of $170,663, $22,966 and $14,578, on April 8, 2016, May 13, 2016 and July 29, 2016, respectively.
[5]	Includes transfer of 5,058,851 units out of Class AA for 4,912,626 units of Class II, on March 20, 2017.
[6]	Includes transfers out of Class A, to Class AA, of 148,700 units, 20,816 units and 12,489 units, on April 8, 2016, May 13, 2016 and July 29, 2016, respectively.
[7]	Includes transfers in to Class AA, from Class A, of $170,663, $22,966 and $14,578, on April 11, 2016, May 16, 2016 and August 1, 2016, respectively.
[8]	Includes transfers in to Class AA, from Class A, of 167,859 units, 23,521 units and 14,142 units, on April 11, 2016, May 16, 2016 and August 1, 2016, respectively.
[9]	Units issued on November 16, 2015.
[10]	Units issued on December 7, 2015.
[11]	Units issued on January 25, 2016.